SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 10, 2000


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value total: $274836

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      690    38600 SH       SOLE                    38600
AT & T Corporation             COM              001957109      283     5023 SH       SOLE                     5023
AT&T Corp. Liberty Media Group COM              001957208     1809    30500 SH       SOLE                    30500
AmSouth Bancorporation         COM              032165102     2240   149932 SH       SOLE                   149932
American Express Co.           COM              025816109      754     5065 SH       SOLE                     5065
American General Corp.         COM              026351106     2984    53159 SH       SOLE                    53159
American Home Products Corp.   COM              026609107      532     9902 SH       SOLE                     9902
American International Group I COM              026874107     2786    25441 SH       SOLE                    25441
American Retirement Corp.      COM              028913101      514    60050 SH       SOLE                    60050
Amgen Inc.                     COM              031162100     5318    86650 SH       SOLE                    86650
Ascent Entertainment Corp.     COM              043628106      314    20650 SH       SOLE                    20650
Atlantic Richfield Co.         COM              048825103      217     2550 SH       SOLE                     2550
Automatic Data Processing Inc. COM              053015103     4323    89588 SH       SOLE                    89588
BP Amoco PLC                   COM              055622104      787    14772 SH       SOLE                    14772
Baker Hughes, Inc.             COM              057224107      404    13365 SH       SOLE                    13365
BankAmerica Corp.              COM              060505104      372     7092 SH       SOLE                     7092
Bell Atlantic Corp.            COM              077853109      534     8733 SH       SOLE                     8733
Bellsouth Corp.                COM              079860102      700    14925 SH       SOLE                    14925
Berkshire Hathaway Class B     COM              084670207     3229     1774 SH       SOLE                     1774
Berkshire Hathaway Inc.        COM              084670108     2059       36 SH       SOLE                       36
Biomet Inc.                    COM              090613100     1433    39400 SH       SOLE                    39400
Bristol Myers- Squibb Co.      COM              110122108      639    11016 SH       SOLE                    11016
CBRL Group, Inc.               COM              12489v106      188    18826 SH       SOLE                    18826
Caterpillar Inc.               COM              149123101      995    25220 SH       SOLE                    25220
Central Parking Corp.          COM              154785109     3746   187288 SH       SOLE                   187288
Chaus                          COM              162510200       33    19780 SH       SOLE                    19780
Cisco Systems, Inc.            COM              17275R102    20547   265766 SH       SOLE                   265766
CitiGroup, Inc                 COM              172967101      685    11440 SH       SOLE                    11440
Clayton Homes Inc.             COM              184190106      315    31139 SH       SOLE                    31139
Coca Cola Co.                  COM              191216100     1287    27418 SH       SOLE                    27418
Columbia/HCA Healthcare Corp.  COM              197677107    18459   729230 SH       SOLE                   729230
Compaq Computer Corp.          COM              204493100     1034    38300 SH       SOLE                    38300
Computer Sciences Corp.        COM              205363104     4396    55560 SH       SOLE                    55560
Conoco Inc.                    COM              208251306     1942    78875 SH       SOLE                    78875
Crescent Real Estate Equities  COM              225756105      504    28800 SH       SOLE                    28800
Dionex Corp.                   COM              254546104      211     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      507    18847 SH       SOLE                    18847
Dover Corp.                    COM              260003108      469     9800 SH       SOLE                     9800
Duke Power Co.                 COM              264399106      532    10139 SH       SOLE                    10139
Electronic Data Systems Corp.  COM              285661104      398     6200 SH       SOLE                     6200
Eli Lilly & Co.                COM              532457108      378     6028 SH       SOLE                     6028
Exxon - Mobil                  COM              30231G102     5232    67128 SH       SOLE                    67128
Federal National Mortgage Assn COM              313586109     3274    57880 SH       SOLE                    57880
First Union Corp.              COM              337358105      498    13382 SH       SOLE                    13382
GTE Corp.                      COM              362320103     1369    19275 SH       SOLE                    19275
General Electric Co.           COM              369604103    13966    89744 SH       SOLE                    89744
Halliburton Co.                COM              406216101      996    24225 SH       SOLE                    24225
Hewlett Packard Co.            COM              428236103     1355    10201 SH       SOLE                    10201
Home Depot Inc.                COM              437076102    17528   271748 SH       SOLE                   271748
Honeywell Inc.                 COM              438506107      901    17100 SH       SOLE                    17100
Honeywell International, Inc.  COM              438516106     1177    22337 SH       SOLE                    22337
Intel Corp.                    COM              458140100    28799   218279 SH       SOLE                   218279
International Business Machine COM              459200101     6871    58226 SH       SOLE                    58226
Johnson and Johnson Inc.       COM              478160104     3623    51567 SH       SOLE                    51567
Lifepoint Hospitals, Inc.      COM              53219l109      630    37890 SH       SOLE                    37890
Longview Fibre Co.             COM              543213102      184    12500 SH       SOLE                    12500
Lucent Technologies, Inc.      COM              549463107     7695   125638 SH       SOLE                   125638
MCI Worldcom, Inc.             COM              55268b106     3205    70724 SH       SOLE                    70724
McDonalds Corp.                COM              580135101      902    24146 SH       SOLE                    24146
Merck & Company Inc.           COM              589331107     2839    45697 SH       SOLE                    45697
Merrill Lynch & Co. Inc.       COM              590188108      210     2000 SH       SOLE                     2000
Microsoft Corporation          COM              594918104     9329    87805 SH       SOLE                    87805
Molex Inc. - Class A           COM              608554200     8475   190983 SH       SOLE                   190983
National Commerce Bancorporati COM              635449101      187    10108 SH       SOLE                    10108
Omnicom Group                  COM              681919106      277     2963 SH       SOLE                     2963
Pfizer Inc.                    COM              717081103     1989    54396 SH       SOLE                    54396
Pharmacia, Inc.                COM              71713u102      527    10240 SH       SOLE                    10240
Procter & Gamble Co.           COM              742718109      225     3980 SH       SOLE                     3980
Republic Services Inc          COM              760759100     1490   136200 SH       SOLE                   136200
Reuters Holdings PLC           COM              761324201      497     4159 SH       SOLE                     4159
Royal Dutch Petroleum Co.      COM              780257804      405     7000 SH       SOLE                     7000
SBC Communications, Inc.       COM              78387g103     1990    47233 SH       SOLE                    47233
Schering Plough Corp.          COM              806605101      646    17408 SH       SOLE                    17408
Schlumberger Ltd.              COM              806857108     6896    90143 SH       SOLE                    90143
Servicemaster Co.              COM              81760n109      386    34307 SH       SOLE                    34307
Shoneys Inc.                   COM              825039100      348   348276 SH       SOLE                   348276
Sun Microsystems, Inc.         COM              866810104      225     2400 SH       SOLE                     2400
SunGard Data Systems, Inc.     COM              867363103     2176    57650 SH       SOLE                    57650
Suntrust Banks Inc.            COM              867914103     1526    26420 SH       SOLE                    26420
Sysco Corp.                    COM              871829107     6624   183350 SH       SOLE                   183350
Texaco Inc.                    COM              881694103      279     5185 SH       SOLE                     5185
Torchmark Corp.                COM              891027104      254    11000 SH       SOLE                    11000
Transocean Sedco Forex Inc.    COM              G90078109      927    18064 SH       SOLE                    18064
Triad Hospitals, Inc.          COM              89579k109      635    37890 SH       SOLE                    37890
Tyco International, Ltd.       COM              902124106    10395   207388 SH       SOLE                   207388
United Parcel Service          COM              911312106     1893    30055 SH       SOLE                    30055
United Technologies Corp.      COM              913017109     2515    39800 SH       SOLE                    39800
Wal Mart Stores Inc.           COM              931142103    10176   180111 SH       SOLE                   180111
Walt Disney Co.                COM              254687106     2214    53669 SH       SOLE                    53669
Warner Lambert Co.             COM              934488107      701     7180 SH       SOLE                     7180
Morgan Stanley PERQ 6%-(Cisco  PFD CV           61744Y801     1363   188000 SH       SOLE                   188000
Morgan Stanley PERQ 6%-(SunMic PFD CV           617446240     1763   220400 SH       SOLE                   220400
Morgan Stanley PERQ-(MCI World PFD CV           617446257     2025   324000 SH       SOLE                   324000
Morgan Stanley PERQS-EMC Corp. PFD CV           61744y835     1073    40300 SH       SOLE                    40300
Morgan Stanley PERQS-Oracle Sy PFD CV           61744y876      614    23400 SH       SOLE                    23400
American Retirement Corp. Subo CONV             028913aa9     2992  4533000 PRN      SOLE                  4533000